Split-Off Of Axis Business (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Mar. 16, 2011
Stock redemption, shares	41,882,966
Class A Shares Of Common Stock [Member]
Stock redemption, shares	25,129,780
Class B Shares Of Common Stock [Member]
Stock redemption, shares	16,753,186
Axis Business [Member]
Shareholders equity interests net book value	15,428
Amount of equity contribution	29,830